Earnings (Losses) Per Share (Details) - Schedule of computation of basic and diluted net earnings per share - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Numerator for basic and diluted net earnings (losses) per share:
Net income (loss) (in Dollars)	$ 14,573	$ (10,684)
Weighted average shares outstanding:
Denominator for basic earnings (losses) per share	46,200,884	41,059,090
Effect of dilutive securities:
Share options, warrants and restricted share units	1,645,193
Denominator for diluted earnings (losses) per share	47,846,077	41,059,090
Basic earnings (losses) per share (in Dollars per share)	$ 0.32	$ (0.26)
Diluted earnings (losses) per share (in Dollars per share)	$ 0.3	$ (0.26)